ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 26,228	$ 26,857
Accumulated amortization	(14,968)	(12,393)
Impairment	(9,739)	(676)
Net carrying amount	1,521	13,788
Impairment of intangible assets	9,583	656	1,000
Amortization expense	2,635	3,791	3,749
2013 [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	777
2014 [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	460
2015 [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	142
2016 [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	142
2017 [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense
TV program license [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	6,192	6,129
Accumulated amortization	(1,850)	(1,601)
Impairment	(4,342)
Net carrying amount		4,528
Audio-vision programming and broadcasting qualification [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	223	221
Accumulated amortization	(38)	(30)
Impairment	(185)
Net carrying amount		191
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,509	1,494
Accumulated amortization	(1,447)	(1,249)
Impairment	(62)
Net carrying amount		245
Contract backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,977	1,957
Accumulated amortization	(1,946)	(1,835)
Impairment	(31)
Net carrying amount		122
Concession agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	16,138	16,869
Accumulated amortization	(9,508)	(7,533)
Impairment	(5,109)	(676)
Net carrying amount	1,521	8,660
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	189	187
Accumulated amortization	(179)	(145)
Impairment	(10)
Net carrying amount		$ 42